CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	USD ($) shares	Share Capital Common shares USD ($) shares	Contributed Surplus USD ($)	Deficit USD ($)	Non-Controlling Interest USD ($)
Impact of adopting IFRS 15	$ (18,980)			$ (18,980)
Balance at beginning of period (restated)	(60,734)	$ 783,167	$ 35,284	(813,160)	$ (66,025)
Balance at beginning of period (shares) at Dec. 31, 2017 | shares		76,116,215
Balance at beginning of period at Dec. 31, 2017	(41,754)	$ 783,167	35,284	(794,180)	(66,025)
Shares issued (see Note 13) (shares) | shares		32,642,100
Shares issued (see Note 13)	125,672	$ 125,672
Shares issued under DSUs (shares) | shares		36,194
Shares issued under DSUs	$ (145)	$ 20	(165)
Shares issued under options (shares) | shares	25,000	24,500
Shares issued under options	$ 61	$ 77	(16)
Options granted net of forfeitures	1,248		1,248
Deferred share units granted	565		565
Performance and restricted share units granted	342		342
Share issue costs	(901)	$ (901)
Net loss	(24,071)			(18,123)	(5,948)
Balance at end of period (shares) at Dec. 31, 2018 | shares		108,819,009
Balance at end of period at Dec. 31, 2018	42,037	$ 908,035	37,258	(831,283)	(71,973)
Impact of adopting IFRS 15	(62)			(62)
Balance at beginning of period (restated)	$ 41,975	$ 908,035	37,258	(831,345)	(71,973)
Shares issued under options (shares) | shares	438,000	437,772
Shares issued under options	$ 1,270	$ 2,054	(784)
Options granted net of forfeitures	1,890		1,890
Deferred share units granted	689		689
Performance and restricted share units granted	592		592
PRSU settlement (shares) | shares		128,282
PRSU settlement, net of tax	(565)	$ 116	(681)
Net loss	(77,974)			(67,434)	(10,540)
Balance at end of period (shares) at Dec. 31, 2019 | shares		109,385,063
Balance at end of period at Dec. 31, 2019	$ (32,123)	$ 910,205	$ 38,964	$ (898,779)	$ (82,513)